Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense From Continuing Operations
The net loss for the years ended December 31, 2021 and 2020 consisted of the following:

(in thousands)	2021	2020
Jurisdictional earnings:
U.S. losses	$(113,837)	$(72,128)
Foreign income (losses)	(2,886)	1,715

Total losses	(116,723)	(70,413)

Current:
U.S. Federal	—	—
U.S. State and local	(2)	63
Foreign	79	525

Total current tax expense	77	588
Deferred:
U.S. Federal	—	—
U.S. State and local	—	—
Foreign	(63)	63

Total deferred tax (benefit) expense	(63)	63

Total tax expense	$14	$651

Summary of Deferred Tax Assets and Liabilities	The tax effect of temporary differences that give rise to significant portion of the deferred tax assets and deferred tax liabilities consist of the following as of December 31, 2021 and December 31, 2020:

(in thousands)	2021	2020
Deferred tax assets:
Pass-through income (loss)	$315,218	$—
Net operating loss	12,762	—
Stock compensation expense	4,761	—
Interest expense carryforward	3,215	—
Other	323	244

Total gross deferred tax	336,279	244
Valuation allowance	(336,279)	(244)

Net deferred tax assets	—	—
Deferred tax liabilities
Unremitted earnings	—	(63)

Deferred tax liability, net	$—	$(63)

Summary of Effective Income Tax Rate Reconciliation
A reconciliation of expected income tax expense at the statutory federal income tax rate of 21% for the years ended December 31, 2021 and 2020 to the Company’s effective income tax rate follows:

	2021	2020
	Percent	Percent
Income tax benefit computed at statutory rate	21.00%	21.00%
Permanent items	13.57%	—%
Net income attributable to noncontrolling interest	(16.09)%	(21.50)%
State benefit, net of federal benefit	2.10%	—%
Valuation allowance	(21.57)%	(0.33)%
Foreign rate differential	0.93%	—%
Other, net	0.05%	(0.06)%

Total tax expense	(0.01)%	(0.89)%